CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Trade accounts receivable, allowance for doubtful accounts	$ 0	$ 0	$ 0
Liquidmetal Technologies, Inc
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized (in shares)	10,000,000	10,000,000	10,000,000
Preferred stock, issued (in shares)	506,936	1,299,151	2,171,760
Preferred stock, outstanding (in shares)	1,299,151	1,299,151	2,171,760
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized (in shares)	300,000,000	300,000,000	300,000,000
Common stock, issued (in shares)	160,137,306	134,467,554	93,695,375
Common stock, outstanding (in shares)	134,467,554	134,467,554	93,695,375